Valuation results and net trading income (Tables)	6 Months Ended
Jun. 30, 2020
Valuation Results And Net Trading Income [Abstract]
Summary of Valuation Results and Net Trading Income
15 Valuation results and net trading income

Valuation results and net trading income
	1 January to 30 June
	2020	2019
Securities trading results	–1,024	718
Derivatives trading results	1,596	–433
Other trading results	54	65
Change in fair value of derivatives relating to
– fair value hedges	231	–164
– cash flow hedges (ineffective portion)	–42	24
– other non-trading derivatives	383	150
Change in fair value of assets and liabilities (hedged items)	–644	–830
Valuation results on assets and liabilities designated at FVPL and assets mandatorily measured at FVPL	–293	–329
Foreign exchange transactions results	–264	310
	–4	–489